Summary of Significant Accounting Policies: (Details Textual) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 15, 2015	May 16, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 15, 2016
Summary Of Significant Accounting Policies [Line Items]
Depreciation, Depletion and Amortization			$ 5,187	$ 4,659	$ 6,270	$ 1,325
Notes Payable, Current, Total			$ 0		$ 10,511	$ 0	$ 28,904
Debt Instrument, Periodic Payment, Principal	$ 2,682	$ 2,709
Short-term Debt, Percentage Bearing Fixed Interest Rate							4.12%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					10 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					3 years